Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Expense by nature
Share-based payment expense	$ 3,628	$ 2,051	$ 6,917	$ 5,625
Business combination transaction costs	27	5,679	1,486	14,039
Impairment of withholding tax receivables	13,349	12,932	24,604	27,717
Net loss/(gain) on disposal of property, plant and equipment	168	13,617	(566)	13,784
Other	2,673		$ 4,848	514
Cash flow projection period for assessment of withholding tax asset recoverability			5 years
Administrative expense
Expense by nature
Facilities, short term rental and upkeep	10,033	8,863	$ 21,188	16,891
Depreciation	3,058	2,282	5,718	4,391
Amortization	1,408	563	2,796	3,400
Travel costs	3,534	4,182	6,678	6,659
Staff costs	38,725	31,718	76,555	61,849
Key management compensation	4,033	3,968	8,240	8,323
Share-based payment expense	3,628	2,051	6,917	5,625
Professional fees	15,742	10,150	29,403	18,470
Business combination transaction costs	27	5,679	1,486	14,039
Impairment of withholding tax receivables	13,349	12,932	24,604	27,717
Net loss/(gain) on disposal of property, plant and equipment	168	13,617	(566)	13,784
Operating taxes	36	138	116	341
Other	6,980	6,709	14,868	11,925
Total	$ 100,721	$ 102,852	$ 198,003	$ 193,414